STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUE:
Product sales	$ 571,824	$ 1,124,994
Product sales - related party	39,600	35,947
Shipping and delivery	24,079	93,293
Total sales	635,503	1,254,234
Cost of goods sold	541,069	1,094,037
GROSS MARGIN	94,434	160,197
OPERATING EXPENSES:
Research and development	6,502	3,931
Advertising and marketing	435,390	967,164
General and administrative expenses	2,992,549	3,792,560
Total operating expenses	3,434,441	4,763,655
Loss from operations	(3,340,007)	(4,603,458)
OTHER INCOME (EXPENSE):
Interest expense	(255,372)	(1,007)
Amortization expense - notes discounts	(128,200)	0
Change in fair market value of derivative liabilities	(35,037)	1,838
Loss on equity modification	(41,753)	0
Total other income (expense)	(460,362)	831
Loss before income taxes	(3,800,369)	(4,602,627)
Provision for income taxes	0	0
Net loss	$ (3,800,369)	$ (4,602,627)
Basic and diluted loss per common share	$ (0.04)	$ (0.06)
Basic and diluted weighted average shares outstanding	91,278,322	77,208,523